Issued Capital	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Issued Capital
18.	Issued Capital

(in thousands)	Note	December 31 2025	December 31 2024

Issued capital

Share capital issued and outstanding: 454,033,830 common shares (December 31, 2024: 453,677,299 common shares)	18.1	$3,814,910	$3,798,108

18.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at December 31, 2025 and 2024, the Company had no preference shares outstanding.

18.2.	Dividends Declared

	Years Ended December 31

(in thousands, except per share amounts)	2025		2024

Dividends declared per share	$0.660		$0.620

Average number of shares eligible for dividend	453,933		453,493

Total dividends paid	$299,595		$281,166

Paid as follows:

Cash	$296,367	99%	$279,050	99%

DRIP 1	3,228	1%	2,116	1%

Total dividends paid	$299,595	100%	$281,166	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.